Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net [Line Items]
Amortization expense	$ 196,859	$ 179,078	$ 202,412